Commitments and Contingencies (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) Numbers	Dec. 31, 2015 USD ($) Numbers	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Abstract]
Total lease expense | $	$ 20,790	$ 83,161	$ 80,657
Leases expiring description	Leases expiring between July 31, 2016, and January 31, 2019.	Leases expiring between July 31, 2016, and January 31, 2019.
Number of kegs | Numbers	4,300	60,000